As filed with the Securities and Exchange Commission on April 3, 2014

Securities Act File No. 333-194341

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre Effective Amendment No. 1	☒
Post Effective Amendment No.	☐

(Check appropriate box or boxes.)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (312) 655-4400

CAROLINE KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

COPY TO:

GEOFFREY R.T. KENYON, ESQ.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Class A, Class C, Institutional, Class IR and Class R Shares of Goldman Sachs Satellite Strategies Portfolio, a series of the Registrant. The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 is being filed for the sole purpose of delaying the effectiveness of the Registrant’s previously filed initial Registration Statement filed on Form N-14 (File No. 333-194341) on March 5, 2014. This Pre-Effective Amendment incorporates by reference the information contained in Parts A and B of the initial Registration Statement on Form N-14 (File No. 333-194341) under the Securities Act of 1933, as filed with the Commission on March 5, 2014.

PART C: OTHER INFORMATION

Item 15. Indemnification

Article IV of the Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (1)(a).

The Management Agreement provides that the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. The Management Agreement is incorporated by reference as Exhibit (6).

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended, and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated August 9, 2007 provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. Copies of the Distribution Agreement and the Transfer Agency Agreement are incorporated by reference as Exhibits (7)(a) and (b) and (13)(d) and (e) respectively.

Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs Credit Strategies Fund, Goldman Sachs BDC, Inc., Goldman Sachs Trust II and Goldman Sachs MLP Income Opportunities Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)	(a)	Agreement and Declaration of Trust dated January 28, 1997 1/

	(b)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997 2/

	(c)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust dated January 28, 1997 2/

	(d)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust dated January 28, 1997 3/

	(e)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust dated January 28, 1997 3/

	(f)	Amendment No. 5 dated January 28, 1998 to Agreement and Declaration of Trust dated January 28, 1997 4/

	(g)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust dated January 28, 1997 4/

	(h)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust dated January 28, 1997 5/

	(i)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust dated January 28, 1997 6/

(j)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust dated January 28, 1997 7/

(k)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 8/

(l)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 8/

(m)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust dated January 28, 1997 9/

(n)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust dated January 28, 1997 10/

(o)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust dated January 28, 1997 11/

(p)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust dated January 28, 1997 12/

(q)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust dated January 28, 1997 13/

(r)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust dated January 28, 1997 14/

(s)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(t)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(u)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(v)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 16/

(w)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 17/

(x)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 17/

(y)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 18/

(z)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 19/

(aa)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 19/

(bb)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 20/

(cc)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 21/

(dd)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 21/

(ee)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977 21/

(ff)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(gg)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 23/

(hh)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(ii)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(jj)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 24/

(kk)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 25/

(ll)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 26/

(mm)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 26/

(nn)	Amendment No. 39 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(oo)	Amendment No. 40 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(pp)	Amendment No. 41 dated February 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(qq)	Amendment No. 42 dated March 15, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(rr)	Amendment No. 43 dated May 10, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(ss)	Amendment No. 44 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 28/

(tt)	Amendment No. 45 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(uu)	Amendment No. 46 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(vv)	Amendment No. 47 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(ww)	Amendment No. 48 dated December 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 30/

(xx)	Amendment No. 49 dated June 19, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 31/

(yy)	Amendment No. 50 dated August 14, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 32/

(zz)	Amendment No. 51 dated August 25, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 33/

(aaa)	Amendment No. 52 dated November 13, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 33/

(bbb)	Amendment No. 53 dated May 21, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 34/

(ccc)	Amendment No. 54 dated November 19, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 34/

(ddd)	Amendment No. 55 dated February 11, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 35/

(eee)	Amendment No. 56 dated May 20, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 36/

(fff)	Amendment No. 57 dated June 17, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 36/

(ggg)	Amendment No. 58 dated November 18, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 37/

(hhh)	Amendment No. 59 dated January 5, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 38/

(iii)	Amendment No. 60 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 38/

(jjj)	Amendment No. 61 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 38/

(kkk)	Amendment No. 62 dated June 16, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 39/

(lll)	Amendment No. 63 dated August 18, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 40/

(mmm)	Amendment No. 64 dated September 27, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 41/

(nnn)	Amendment No. 65 dated October 20, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 41/

	(ooo)	Amendment No. 66 dated December 15, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 42/

	(ppp)	Amendment No. 67 dated April 19, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 43/

	(qqq)	Amendment No. 68 dated August 16, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 44/

	(rrr)	Amendment No. 69 dated December 13, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 45/

	(sss)	Amendment No. 70 dated February 12, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 46/

	(ttt)	Amendment No. 71 dated April 18, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 47/

	(uuu)	Amendment No. 72 dated June 13, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 48/

	(vvv)	Amendment No. 73 dated August 15, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 49/

	(www)	Amendment No. 74 dated September 19, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 50/

	(xxx)	Amendment No. 75 dated October 17, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 51/

	(yyy)	Amendment No. 76 dated November 8, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 52/

	(zzz)	Amendment No. 77 dated December 19, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 53/

	(aaaa)	Amendment No. 78 dated February 11, 2014 to the Agreement and Declaration of Trust dated January 28, 1997 54/

(2)	Amended and Restated By-Laws of Goldman Sachs Trust dated August 15, 2013 55/

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14.

(5)	Instruments Defining the Rights of Holders of Registrant’s Shares of Beneficial Interest 56/

(6)		(a) Management Agreement dated January 1, 1998 between Registrant, on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management 3/

(b) Amended Annex A dated September 25, 2007 to the Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management 58/

(7)		(a) Distribution Agreement dated April 30, 1997 17/

(b) Amended Exhibit A dated December 19, 2013 to the Distribution Agreement dated April 30, 1997 59/

(8)	Not applicable

(9)	(a)	Custodian Contract dated July 15, 1991, between Registrant and State Street Bank and Trust Company 62/

	(b)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company 2/

	(c)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company 10/

	(d)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Contract dated April 6, 1990 10/

	(e)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Contract dated July 15, 1991 10/

	(f)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company 14/

	(g)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company 14/

	(h)	Amendment dated August 1, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company 64/

	(i)	Amendment dated August 1, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company 64/

	(j)	Letter Amendment dated May 15, 2002 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company 15/

	(k)	Letter Amendment dated August 26, 2003 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Emerging Markets Debt Fund) 66/

	(l)	Letter Amendment dated October 28, 2003 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Mortgages Fund) 66/

	(m)	Letter Amendment dated February 8, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (for the fund now known as Goldman Sachs Commodity Strategy Fund) 66/

	(n)	Letter Amendment dated March 14, 2007 to Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Satellite Strategies Portfolio) 66/

	(o)	Letter Amendment dated May 2, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund) 66/

(p)	Letter Amendment dated August 10, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Inflation Protected Securities Fund) 66/

(q)	Letter Amendment dated October 4, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Local Emerging Markets Debt Fund) 66/

(r)	Letter Amendment dated November 19, 2009 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Equity Fund) 34/

(s)	Letter Amendment dated August 11, 2009 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Technology Tollkeeper Fund (formerly Tollkeeper Fund )) 68/

(t)	Letter Amendment dated June 30, 2010 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Income Fund) 36/

(u)	Letter Amendment dated February 14, 2011 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs High Yield Floating Rate Fund) 69/

(v)	Letter Amendment dated March 1, 2011 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs China Equity Fund) 69/

(w)	Letter Amendment dated January 9, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Focused Growth Fund) 71/

(x)	Letter Amendment dated January 30, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Rising Dividend Growth Fund) 60/

(y)	Letter Amendment dated February 2, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Short Duration Income Fund) 73/

(z)	Letter Amendment dated March 22, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Retirement Portfolio Completion Fund) 44/

(aa)	Letter Amendment dated October 25, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs World Bond Fund) 74/

(bb)	Letter Amendment dated March 6, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP Energy Infrastructure Fund) 75/

(cc)	Letter Amendment dated May 6, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Dynamic Emerging Markets Debt Fund) 76/

	(dd)	Letter Amendment dated June 18, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Asset Real Return Fund) 55/

	(ee)	Letter Amendment dated November 4, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Fixed Income Macro Strategies Fund) 52/

	(ff)	Letter Amendment dated December 11, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Small/Mid Cap Value Fund) 59/

	(gg)	Letter Amendment dated December 5, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Limited Maturity Obligations Fund) 77/

(10)	(a)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 19/

	(b)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 84/

	(c)	Class C Distribution and Service Plan amended and restated as of February 4, 2004 84/

	(d)	Plan in Accordance with Rule 18f-3, amended and restated as of December 1, 2010 83/

	(e)	Class R Distribution and Service Plan dated November 8, 2007 29/

(11)	Opinion and Consent of Dechert LLP 88/

(12)	Form of Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement 88/

(13)	(a)	First Amendment dated July 18, 1994 to Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company 78/

	(b)	Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company 78/

	(c)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company 79/

	(d)	Amended and Restated Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 80/

	(e)	Amended and Restated Transfer Agency Agreement Fee Schedule dated December 19, 2013, to the Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 59/

	(f)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds 5/

	(g)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust – TPA Assistance Version relating to the Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds 81/

	(h)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Class A Shares and Service Shares of Goldman Sachs Equity and Fixed Income Funds 81/

	(i)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Institutional Class, Select Class, Preferred Class, Capital Class, Administration Class, Premier Class, Service Class, Resource Class and Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Fund of Funds Portfolios 82/

	(j)	Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. 65/

	(k)	Code of Ethics — Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and Goldman Sachs Credit Strategies Fund dated April 23, 1997, as amended effective June 1, 2012 48/

	(l)	Code of Ethics — Goldman, Sachs & Co., Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, Goldman Sachs Hedge Fund Strategies LLC and GS Investment Strategies, LLC dated January 23, 1991, effective February 6, 2012 47/

(14)	Not applicable

(15)	Not applicable

(16)	Powers of Attorney for James A. McNamara, Ashok N. Bakhru, Donald C. Burke, John P. Coblentz, Jr., Diana M. Daniels, Joseph P. LoRusso, Herbert J. Markley, Jessica Palmer, Alan A. Shuch, Richard P. Strubel and Roy W. Templin 88/

(17)	(a)	Prospectus and Statement of Additional Information of Goldman Sachs Income Strategies and Satellite Strategies Portfolios, dated April 30, 2013, as supplemented, 88/

	(b)	Audited Financials of the Annual Report of Goldman Sachs Income Strategies and Satellite Strategies Portfolios for the fiscal year ended December 31, 2013, 88/

1/	Incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 14, 1997.
2/	Incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997.
3/	Incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998.
4/	Incorporated by reference from Post-Effective Amendment No. 47 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 1, 1998.
5/	Incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998.
6/	Incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 12, 1999.
7/	Incorporated by reference from Post-Effective Amendment No. 55 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 16, 1999.

8/	Incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 16, 1999.
9/	Incorporated by reference from Post-Effective Amendment No. 58 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 1999.
10/	Incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000.
11/	Incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 3, 2000.
12/	Incorporated by reference from Post-Effective Amendment No. 68 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 2000.
13/	Incorporated by reference from Post-Effective Amendment No. 72 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 13, 2001.
14/	Incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001.
15/	Incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002.
16/	Incorporated by reference from Post-Effective Amendment No. 81 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 19, 2003.
17/	Incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003.
18/	Incorporated by reference from the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”), SEC File No. 333-117561, filed July 22, 2004.
19/	Incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004.
20/	Incorporated by reference from Post-Effective Amendment No. 103 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2005.
21/	Incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 7, 2005.
22/	Incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006.
23/	Incorporated by reference from Post-Effective Amendment No. 114 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2005.
24/	Incorporated by reference from Post-Effective Amendment No. 133 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 18, 2006.
25/	Incorporated by reference from Post-Effective Amendment No. 129 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 23, 2006.
26/	Incorporated by reference from Post-Effective Amendment No. 143 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2006.

27/	Incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007.
28/	Incorporated by reference from Post-Effective Amendment No. 162 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 14, 2007.
29/	Incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007.
30/	Incorporated by reference from Post-Effective Amendment No. 183 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 18, 2008.
31/	Incorporated by reference from Post-Effective Amendment No. 205 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2008.
32/	Incorporated by reference from Post-Effective Amendment No. 206 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 27, 2008.
33/	Incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009.
34/	Incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009.
35/	Incorporated by reference from Post-Effective Amendment No. 242 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2010.
36/	Incorporated by reference from Post-Effective Amendment No. 249 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2010.
37/	Incorporated by reference from Post-Effective Amendment No. 261 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 3, 2010.
38/	Incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011.
39/	Incorporated by reference from Post-Effective Amendment No. 285 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2011.
40/	Incorporated by reference from Post-Effective Amendment No. 290 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2011.
41/	Incorporated by reference from Post-Effective Amendment No. 291 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 16, 2011.
42/	Incorporated by reference from Post-Effective Amendment No. 292 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2011.
43/	Incorporated by reference from Post-Effective Amendment No. 321 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 27, 2012.
44/	Incorporated by reference from Post-Effective Amendment No. 333 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 24, 2012.
45/	Incorporated by reference from Post-Effective Amendment No. 346 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 28, 2013.
46/	Incorporated by reference from Post-Effective Amendment No. 348 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2013.

47/	Incorporated by reference from Post-Effective Amendment No. 355 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2013.
48/	Incorporated by reference from Post-Effective Amendment No. 363 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2013.
49/	Incorporated by reference from Post-Effective Amendment No. 366 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 12, 2013.
50/	Incorporated by reference from Post-Effective Amendment No. 368 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 26, 2013.
51/	Incorporated by reference from Post-Effective Amendment No. 369 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 25, 2013.
52/	Incorporated by reference from Post-Effective Amendment No. 375 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 13, 2013.
53/	Incorporated by reference from Post-Effective Amendment No. 376 to the Registrant’s registration statement, SEC File no. 33-17619, filed December 26, 2013.
54/	Incorporated by reference from Post-Effective Amendment No. 393 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 21, 2014.
55/	Incorporated by reference from Post-Effective Amendment No. 364 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 16, 2013.
56/	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (b)(3).
57/	Incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 25, 1998.
58/	Incorporated by reference from Post-Effective Amendment No. 195 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 29, 2008.
59/	Incorporated by reference from Post-Effective Amendment No. 387 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 30, 2014.
60/	Incorporated by reference from Post-Effective Amendment No. 311 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2012.
61/	Incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003.
62/	Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1995.
63/	Incorporated by reference from Post-Effective Amendment No. 59 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 1, 1999.
64/	Incorporated by reference from Post-Effective Amendment No. 75 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 15, 2002.
65/	Incorporated by reference from Post-Effective Amendment No. 149 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 19, 2007.

66/	Incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2009.
67/	Incorporated by reference from Post-Effective Amendment No. 233 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 28, 2009.
68/	Incorporated by reference from Post-Effective Amendment No. 229 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 24, 2009.
69/	Incorporated by reference from Post-Effective Amendment No. 277 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 5, 2011.
70/	Incorporated by reference from Post-Effective Amendment No. 279 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2011.
71/	Incorporated by reference from Post-Effective Amendment No. 304 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 25, 2012.
72/	Incorporated by reference from Post-Effective Amendment No. 312 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2012.
73/	Incorporated by reference from Post-Effective Amendment No. 313 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2012.
74/	Incorporated by reference from Post-Effective Amendment No. 338 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2012.
75/	Incorporated by reference from Post-Effective Amendment No. 353 to the Registrant’s registration statement, SEC File No. 33-17618, filed March 25, 2013.
76/	Incorporated by reference from Post-Effective Amendment No. 360 to the Registrant’s registration statement. SEC File No. 33-17619, filed May 28, 2013.
77/	Incorporated by reference from Post-Effective Amendment No. 395 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2014.
78/	Incorporated by reference from Post-Effective Amendment No. 222 to the Registrant’s registration statement, SEC File. No. 33-17619, filed July 28, 2009.
79/	Incorporated by reference from Post-Effective Amendment No. 43 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 2, 1998.
80/	Incorporated by reference from Post-Effective Amendment No. 175 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 10, 2007.
81/	Incorporated by reference from Post-Effective Amendment No. 198 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2008.
82/	Incorporated by reference from Post-Effective Amendment No. 252 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2010.
83/	Incorporated by reference from Post-Effective Amendment No. 263 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2010.
84/	Incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004.

85/	Incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010.
86/	Incorporated by reference from Post-Effective Amendment No. 331 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 31, 2012.
87/	Incorporated by reference from Post-Effective Amendment No. 370 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 15, 2013.
88/	Incorporated by reference from Registrant’s registration statement on Form N-14, SEC File No. 333-194341, filed March 5, 2014.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been filed on behalf of the Registrant, in the City and State of New York on the 3rd day of April, 2014.

GOLDMAN SACHS TRUST, on behalf of its series: Goldman Sachs Satellite Strategies Portfolio
(A Delaware statutory trust)

By:	/s/ Caroline Kraus
Caroline Kraus
Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	April 3, 2014

[1] Scott M. McHugh Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	April 3, 2014

[1]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	April 3, 2014

[1]Donald C. Burke Donald C. Burke	Trustee	April 3, 2014

[1]John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	April 3, 2014

[1]Diana M. Daniels Diana M. Daniels	Trustee	April 3, 2014

[1]Joseph P. LoRusso Joseph P. LoRusso	Trustee	April 3, 2014

[1]Herbert J. Markley Herbert J. Markley	Trustee	April 3, 2014

[1]Jessica Palmer Jessica Palmer	Trustee	April 3, 2014

[1]Alan A. Shuch Alan A. Shuch	Trustee	April 3, 2014

[1]Richard P. Strubel Richard P. Strubel	Trustee	April 3, 2014

[1]Roy W. Templin Roy W. Templin	Trustee	April 3, 2014

By:	/s/ Caroline Kraus
Caroline Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.